EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 10,412	$ 423	$ 34,036	$ 1,349	$ 1,772	$ 2,330
Payments to Acquire Machinery and Equipment	$ 38,820	$ 0	$ 109,316	$ 4,557	$ 0	$ 8,695